Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000828475
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	May 01, 2019
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Y | BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DNJYX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class I | BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DNMIX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Z | BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DZNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class C | BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DCNJX
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class A | BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC.
Prospectus:
Trading Symbol	DRNJX
BNY Mellon Appreciation Fund, Inc. | Class I | BNY MELLON APPRECIATION FUND, INC.
Prospectus:
Trading Symbol	DGIGX
BNY Mellon Appreciation Fund, Inc. | Class Y | BNY MELLON APPRECIATION FUND, INC.
Prospectus:
Trading Symbol	DGYGX
BNY Mellon Appreciation Fund, Inc. | Investor Shares | BNY MELLON APPRECIATION FUND, INC.
Prospectus:
Trading Symbol	DGAGX
BNY Mellon Global Fixed Income Fund | Class Y | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DSDYX
BNY Mellon Global Fixed Income Fund | Class C | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DHGCX
BNY Mellon Global Fixed Income Fund | Class A | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	DHGAX
BNY Mellon Global Fixed Income Fund | Class I | BNY Mellon Investment Funds I
Prospectus:
Trading Symbol	SDGIX
BNY Mellon High Yield Fund | Class I | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DLHRX
BNY Mellon High Yield Fund | Class C | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	PTHIX
BNY Mellon High Yield Fund | Class A | BNY Mellon Investment Funds III
Prospectus:
Trading Symbol	DPLTX
Dreyfus Liquid Assets, Inc | Class Z | DREYFUS LIQUID ASSETS, INC.
Prospectus:
Trading Symbol	DLZXX
Dreyfus Liquid Assets, Inc | Class 2 | DREYFUS LIQUID ASSETS, INC.
Prospectus:
Trading Symbol	DLBXX
Dreyfus Liquid Assets, Inc | DREYFUS LIQUID ASSETS - Class 1 | DREYFUS LIQUID ASSETS, INC.
Prospectus:
Trading Symbol	DLAXX
BNY Mellon Large Cap Equity Fund | Class Y | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DLACX
BNY Mellon Large Cap Equity Fund | Class I | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DLQIX
BNY Mellon Large Cap Equity Fund | Class C | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DEYCX
BNY Mellon Large Cap Equity Fund | Class A | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DLQAX
BNY Mellon Large Cap Growth Fund | Class Y | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DLCGX
BNY Mellon Large Cap Growth Fund | Class I | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DAPIX
BNY Mellon Large Cap Growth Fund | Class C | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DGTCX
BNY Mellon Large Cap Growth Fund | Class A | BNY Mellon Investment Funds V, Inc.
Prospectus:
Trading Symbol	DAPAX
BNY Mellon Active MidCap Fund | Class Y | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DNLYX
BNY Mellon Active MidCap Fund | Class I | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DNLRX
BNY Mellon Active MidCap Fund | Class C | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DNLCX
BNY Mellon Active MidCap Fund | Class A | BNY Mellon Strategic Funds, Inc.
Prospectus:
Trading Symbol	DNLDX
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc.
Prospectus:
Trading Symbol	DREVX